Prepaid expenses and accrued income (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid expenses and accrued income
Prepaid expenses and accrued income

	As of
	December 31,
In CHF thousands	2023	2022
Prepaid expenses	6,437	4,708
Accrued income	246	408
Total prepaid expenses and accrued income	6,683	5,116